Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivative financial instruments, except for investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2011

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥71,991	¥71,991
Futures, Foreign exchange contracts:
Assets	1,524	1,524
Liabilities	1,254	1,254
Credit derivatives held/written:
Assets	49	49
Liabilities	236	236
Options held/written, Caps held, and other:
Assets	3,467	3,467
Liabilities	2,071	2,071
Non-trading instruments
Assets:
Cash and cash equivalents	¥732,127	¥732,127
Restricted cash	118,065	118,065
Time deposits	5,148	5,148
Installment loans (net of allowance for probable loan losses)	2,850,215	2,860,886
Investment in securities:
Practicable to estimate fair value	937,129	937,541
Not practicable to estimate fair value*	166,261	166,261
Liabilities:
Short-term debt	478,633	478,633
Deposits	1,065,175	1,070,513
Long-term debt	4,531,268	4,491,271
Futures, Foreign exchange contracts:
Assets	1,109	1,109
Liabilities	3,714	3,714
Foreign currency swap agreements:
Assets	14,766	14,766
Liabilities	33,481	33,481
Interest rate swap agreements:
Assets	2,070	2,070
Liabilities	1,320	1,320

*	The fair value of investment securities of ¥166,261 million was not estimated, as it was not practical.

March 31, 2012

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	¥12,817	¥12,817	¥384	¥12,433	¥0
Futures, Foreign exchange contracts:
Assets	692	692	649	43	0
Liabilities	482	482	412	70	0
Credit derivatives held:
Assets	97	97	0	97	0
Liabilities	23	23	0	23	0
Options held/written, Caps held, and other:
Assets	5,924	5,924	0	631	5,293
Liabilities	4,430	4,430	0	4,430	0
Non-trading instruments
Assets:
Cash and cash equivalents	¥786,892	¥786,892	¥786,892	¥0	¥0
Restricted cash	123,295	123,295	123,295	0	0
Time deposits	24,070	24,070	0	24,070	0
Installment loans (net of allowance for probable loan losses)	2,650,162	2,669,196	0	78,934	2,590,262
Investment in securities:
Practicable to estimate fair value	935,495	938,314	173,056	521,603	243,655
Not practicable to estimate fair value*	199,078	199,078	0	0	0
Liabilities:
Short-term debt	¥457,973	¥457,973	¥0	¥457,973	¥0
Deposits	1,103,514	1,107,440	0	1,107,440	0
Long-term debt	4,267,480	4,262,612	0	1,491,620	2,770,992
Futures, Foreign exchange contracts:
Assets	335	335	0	335	0
Liabilities	5,015	5,015	0	5,015	0
Foreign currency swap agreements:
Assets	5,540	5,540	0	5,540	0
Liabilities	5,432	5,432	0	5,432	0
Interest rate swap agreements:
Assets	4,624	4,624	0	4,624	0
Liabilities	1,277	1,277	0	1,277	0

	Millions of U.S. dollars
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	$156	$156	$5	$151	$0
Futures, Foreign exchange contracts:
Assets	8	8	7	1	0
Liabilities	6	6	5	1	0
Credit derivatives held:
Assets	1	1	0	1	0
Liabilities	0	0	0	0	0
Options held/written, Caps held, and other:
Assets	72	72	0	8	64
Liabilities	54	54	0	54	0
Non-trading instruments
Assets:
Cash and cash equivalents	$9,574	$9,574	$9,574	$0	$0
Restricted cash	1,500	1,500	1,500	0	0
Time deposits	293	293	0	293	0
Installment loans (net of allowance for probable loan losses)	32,244	32,476	0	960	31,516
Investment in securities:
Practicable to estimate fair value	11,382	11,416	2,105	6,346	2,965
Not practicable to estimate fair value*	2,422	2,422	0	0	0
Liabilities:
Short-term debt	$5,572	$5,572	$0	$5,572	$0
Deposits	13,426	13,474	0	13,474	0
Long-term debt	51,922	51,863	0	18,148	33,715
Futures, Foreign exchange contracts:
Assets	4	4	0	4	0
Liabilities	61	61	0	61	0
Foreign currency swap agreements:
Assets	67	67	0	67	0
Liabilities	66	66	0	66	0
Interest rate swap agreements:
Assets	56	56	0	56	0
Liabilities	16	16	0	16	0

*	The fair value of investment securities of ¥199,078 million ($2,422 million) was not estimated, as it was not practical.